Jun-17-04 14:05 From- T-028 P.003/004 F-491

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04025341

NYSE

1-32174

June 17, 2004

Cert NYS

RECD S.E.C.
JUN 17 2004
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 24 2004
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TOLL BROTHERS FINANCE CORP., 4.95% Senior Notes due 2014 (Guarantees of 4.95% Senior Notes due 2014 of Toll Brothers Finance Corp. by Toll Brothers, Inc. and certain subsidiaries of Toll Brothers, Inc.) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 17, 2004. Tentative listing date – June 21, 2004.

Sincerely,

Janet Madho